UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08822
                                                      ----------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2005
                                              ---------------













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ITEM 1.  SCHEDULE OF INVESTMENTS

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value                                                     Market Value
                                           Shares      (Note 1)                                            Shares        (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 75.31%                                               Mining - 2.57%
                                                                        Cameco Corporation                     7,000  $   352,450
                                                                                                                      -----------
Aerospace/Defense - 3.29%
     L-3 Communications Holdings            5,500   $    450,340     Oil & Gas - 7.39%
                                                    ------------        Apache Corporation                     4,000      286,480
                                                                     *  Nabors Industries Ltd.                 5,500      368,500
Banks - 2.95%                                                           Tidewater, Inc.                        8,000      356,320
     Commerce Bancorp, Inc.                12,000        404,640                                                      -----------
                                                    ------------                                                        1,011,300
Beverages - 3.42%                                                                                                     -----------
 *   Constellation Brands, Inc.            17,000        467,840     Pharmaceuticals - 3.55%
                                                    ------------     *  IVAX Corporation                      18,750      485,625
Commercial Services - 3.27%                                                                                           -----------
 *   FTI Consulting, Inc.                  18,000        448,200     Semiconductors - 2.73%
                                                    ------------     *  Advanced Micro Devices, Inc.          18,000      373,860
Computers - 2.66%                                                                                                     -----------
 *   Affiliated Computer Services           7,000        363,650     Software - 3.26%
                                                    ------------     *  Activision, Inc.                      20,000      447,000
Electric - 6.54%                                                                                                      -----------
     Edison International                  10,000        450,300     Transportation - 2.95%
     SCANA Corporation                     10,500        445,095        CNF, Inc.                              8,000      403,760
                                                    ------------                                                      -----------
                                                         895,395     Water - 3.25%
                                                    ------------        Aqua America Inc.                     13,000      445,380
Electronics - 8.12%                                                                                                   -----------
     Amphenol Corporation                   8,500        360,485
     Diebold, Inc.                          6,000        288,000     Total Common Stocks (Cost $7,763,999)             10,312,486
     Garmin Ltd.                            8,000        463,200                                                      -----------
                                                    ------------
                                                       1,111,685     INVESTMENT COMPANY - 4.43%
                                                    ------------         Merrimac Cash Series Nottingham Shares
Environmental Control - 4.82%                                                (Cost $607,172)                 607,172      607,172
     Republic Services, Inc.                7,000        253,610                                                      -----------
 *   Stericycle, Inc.                       7,000        406,910     PRIVATE INVESTMENT COMPANY - 4.43%
                                                    ------------     (B)  Pamlico Enhanced Cash Trust
                                                         660,520            (Cost $607,172)                  607,172      607,172
                                                    ------------                                                      -----------
Forest Products & Paper - 2.09%
     Weyerhaeuser Company                   4,400        286,088     Total Investments (Cost $8,978,343) - 84.17%     $11,526,830
                                                    ------------     Other Assets less Liabilities - 15.83%             2,167,998
Gas - 3.36%                                                                                                           -----------
      Energen Corporation                    6,000       459,840
                                                    ------------     Net Assets - 100.00%                             $13,694,828
Healthcare - Products - 2.82%                                                                                         ===========
       Dentsply International, Inc.           7,300      386,681
                                                    ------------     Aggregate cost for financial  reporting and federal income tax
Healthcare - Services - 3.07%                                        purposes is the same.  Unrealized  appreciation/(depreciation)
      Quest Diagnostics Inc.                 8,400       419,832     of investments for financial  reporting and federal income tax
                                                    ------------     purposes is as follows:
Internet - 3.20%
   *   WebMD Corporation                     40,000      438,400     Aggregate gross unrealized appreciation          $ 2,574,220
                                                    ------------     Aggregate gross unrealized depreciation          $   (25,733)
                                                                                                                      -----------
                                                                     Net unrealized appreciation                      $ 2,548,487
                                                                                                                      ===========

                                                                                                                         (Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------     ---------------------------------------------------------------

*   Non-income producing investment.
(B) Restricted  security  - A  restricted  security  cannot  be    Note 2 - Restricted Securities
    resold to the general  public  without  prior  registration        Restricted  securities  held by the  Funds  may not be sold
    under the Securities Act of 1933. Restricted securities are        unless  registered  pursuant to an  effective  registration
    valued  according to the guidelines and procedures  adopted        statement filed uner the Securities Act of 1933, as amended
    by the Board of Trustees.  The Fund currently holds 607,172        (the "Securities  Act") or offered pursuant to an exemption
    shares  of  Pamlico  Enhanced  Cash  Trust  at  a  cost  of        from, or in a transaction not subject to, the  registration
    $607,172.  The sale of this  investment has been restricted        requirements  of the Securities  Act. The risk of investing
    and has been  valued  in  accordance  with  the  guidelines        in such  securities  is generally  greater than the risk of
    adopted by the Board of  Trustees.  The total fair value of        investing in the securities of publicly  traded  companies.
    this  security  at  August  31,  2005  is  $607,172,  which        Lack of a  secondary  market  and resale  restrictions  may
    represents  4.43% of net assets.  See Note 2 for additional        result in the inability of the Fund to sell a security at a
    information about restricted security transactions.                fair  price  and may  substantially  delay  the sale of the
                                                                       security  it  seeks  to  sell.   In  addition,   restricted
Note 1 - Investment Valuation                                          securities  may  exhibit  greater  price   volatility  than
                                                                       securities for which secondary markets exist.
    The Fund's  investments in securities are carried at value.
    Securities  listed on an  exchange  or quoted on a national
    market system are valued at the last sales price as of 4:00     Summary of Investments by Industry
    p.m.  Eastern  Time.   Other   securities   traded  in  the                                               % of
    over-the-counter  market and listed securities for which no     Industry                                Net Assets       Value
    sale  was  reported  on that  date are  valued  at the most     --------------------------------------------------------------
    recent   bid  price.   Securities   and  assets  for  which     Aerospace/Defense                         3.29%      $ 450,340
    representative  market quotations are not readily available     Banks                                     2.95%        404,640
    (e.g.,  if the exchange on which the portfolio  security is     Beverages                                 3.42%        467,840
    principally  traded  closes  early  or if  trading  of  the     Commercial Services                       3.27%        448,200
    particular  portfolio security is halted during the day and     Computers                                 2.66%        363,650
    does  not  resume  prior  to the  Fund's  net  asset  value     Electric                                  6.54%        895,395
    calculation) or which cannot be accurately valued using the     Electronics                               8.12%      1,111,685
    Fund's normal  pricing  procedures are valued at fair value     Environmental Control                     4.82%        660,520
    as determined in good faith under policies  approved by the     Forest Products & Paper                   2.09%        286,088
    Trustees.  A portfolio  security's  "fair  value" price may     Gas                                       3.36%        459,840
    differ  from the price next  available  for that  portfolio     Healthcare - Products                     2.82%        386,681
    security  using  the  Fund's  normal   pricing   procedures     Healthcare - Services                     3.07%        419,832
    Investment   companies  are  valued  at  net  asset  value.     Internet                                  3.20%        438,400
    Instruments  with  maturities of 60 days or less are valued     Investment Company                        4.43%        607,172
    at amortized cost, which approximates market value.             Mining                                    2.57%        352,450
                                                                    Oil & Gas                                 7.39%      1,011,300
                                                                    Pharmaceuticals                           3.55%        485,625
                                                                    Private Investment Company                4.43%        607,172
                                                                    Semiconductors                            2.73%        373,860
                                                                    Software                                  3.26%        447,000
                                                                    Transportation                            2.95%        403,760
                                                                    Water                                     3.25%        445,380
                                                                    --------------------------------------------------------------
                                                                    Total                                    84.17%   $ 11,526,830


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Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       Value                                                              Value
                                          Shares      (Note 1)                                               Shares      (Note 1)
----------------------------------------------------------------     ---------------------------------------------------------------

COMMON STOCK - 81.44%                                                Oil & Gas Services - 13.52%
                                                                     *  Hornbeck Offshore Services Inc.       10,000  $   355,000
Biotechnology - 6.70%                                                *  Input/Output Inc.                     25,000      216,000
*    Crucell                               15,000   $   330,900      *  Oceaneering International Inc.         4,600      228,712
*    Illumina Inc.                         20,000       244,000      *  SEACOR Holdings Inc.                   2,155      154,083
                                                    -----------      *  Universal Compression
                                                        574,900             Holdings Inc.                      5,000      206,000
                                                    -----------                                                       -----------
Electric - 2.68%                                                                                                        1,159,795
     Cleco Corp.                           10,000       230,000                                                       -----------
                                                    -----------      Pharmaceuticals - 2.90%
Electronics - 4.70%                                                    Mannatech Inc.                         20,000      248,800
*    Checkpoint Systems Inc.               10,500       229,425                                                       -----------
*    Dionex Corp.                           3,300       173,910      Retail - 2.72%
                                                    -----------      *  Rare Hospitality International Inc.    3,000       80,220
                                                        403,335      *  Sonic Corp.                            5,000      152,950
                                                    -----------                                                       -----------
Energy - Alternate Sources - 3.48%                                                                                        233,170
*    Syntroleum Corp.                      20,000       298,400                                                       -----------
                                                    -----------       Savings & Loans - 3.08%
                                                                        Commercial Capital Bancorp Inc.        4,000       71,720
Engineering & Construction - 3.25%                                    * Sterling Financial Corp/WA             5,000      192,850
     Chicago Bridge & Iron Co. NV           9,000       279,180                                                       -----------
                                                    -----------                                                           264,570
Forest Products & Paper - 1.39%                                                                                       -----------
     Wausau Paper Corp.                    10,000       119,000       Semiconductors - 3.73%
                                                    -----------      *  Axcelis Technologies Inc.             21,000      123,900
Gas - 2.75%                                                             Helix Technology Corp.                12,500      195,750
     South Jersey Industries Inc.           8,000       235,680                                                       -----------
                                                    -----------                                                           319,650
Healthcare - Products - 9.60%                                                                                         -----------
*    Intuitive Surgical Inc.                4,000       297,600      Software - 2.26%
*    Resmed Inc.                            3,700       267,658       * Parametric Technology Corp.           32,000      193,920
*    Respironics Inc                        6,600       258,456                                                       -----------
                                                    -----------      Water - 4.31%
                                                        823,714         Aqua America Inc.                      7,500      256,950
                                                    -----------      *  Southwest Water Co.                    8,515      113,164
Household Products/Wares - 2.45%                                                                                      -----------
     John H Harland Co.                     5,000       209,750                                                           370,114
                                                    -----------                                                       -----------
Internet - 2.79%
*    Online Resources Corp.                25,000       239,750      Total Common Stocks (Cost $4,792,372)              6,986,913
                                                    -----------                                                       -----------
Lodging - 2.86%                                                      INVESTMENT COMPANY - 4.44%
     Choice Hotels International Inc.       4,000       245,560         Merrimac Cash Series Nottingham Shares
                                                    ------------             (Cost $380,595)                  380,595     380,595
Oil & Gas - 6.27%                                                                                                     -----------
     Cabot Oil & Gas Corp.                  7,500       323,925      PRIVATE INVESTMENT COMPANY - 4.44%
     Cimarex Energy Co.                     5,000       213,700      (B)Pamlico Enhanced Cash Trust
                                                    ------------             (Cost $380,596)                  380,596     380,596
                                                        537,625                                                       -----------
                                                    ------------
                                                                     Total Investments (Cost $5,553,563) - 90.32%       7,748,104
                                                                     Other Assets Less Liabilities- 9.68%                 830,719
                                                                                                                      -----------
                                                                     Net Assets - 100.0%                              $ 8,578,823
                                                                                                                      ===========


                                                                                                                        (Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------    ---------------------------------------------------------------

Aggregate  cost for financial  reporting and federal  income tax    Note 2 - Restricted Security Transactions
purposes is the same. Unrealized  appreciation/(depreciation) of
investments  for  financial  reporting  and  federal  income tax         Restricted  securities  held by the  Funds  may not be sold
purposes is as follows:                                                  unless  registered  pursuant to an  effective  registration statement filed uner the Securities Act of 1933, as amended
Aggregate gross unrealized appreciation              $2,389,865          (the "Securities  Act") or offered pursuant to an exemption
Aggregate gross unrealized depreciation              $ (195,324)         from, or in a transaction not subject to, the  registration
                                                 --------------          requirements  of the Securities  Act. The risk of investing
Net unrealized appreciation                         $ 2,194,541          in such  securities  is generally  greater than the risk of
                                                 ==============          investing in the securities of publicly  traded  companies.
                                                                         Lack of a  secondary  market  and resale  restrictions  may
  *  Non-income producing investment.                                    result in the inability of the Fund to sell a security at a
 (B) Restricted  security  - A  restricted  security  cannot  be         fair  price  and may  substantially  delay  the sale of the
     resold to the general  public  without  prior  registration         security  it  seeks  to  sell.   In  addition,   restricted
     under the Securities Act of 1933. Restricted securities are         securities  may  exhibit  greater  price   volatility  than
     valued  according to the guidelines and procedures  adopted         securities for which secondary markets exist.
     by the Board of Trustees.  The Fund currently holds 380,596 shares  of  Pamlico  Enhanced  Cash  Trust  at  a  cost  of
     $380,596.  The sale of this  investment has been restricted
     and has been  valued  in  accordance  with  the  guidelines    Summary of Investments by Industry
     adopted by the Board of  Trustees.  The total fair value of                                           % of Net
     this  security  at  August  31,  2005  is  $380,596,  which    Industry                               Assets           Value
     represents  4.44% of net assets.  See Note 2 for additional    ----------------------------------------------------------------
     information about restricted security transactions.
                                                                    Biotechnology                           6.70%           574,900
                                                                    Electric                                2.68%           230,000
Note 1 - Investment Valuation                                       Electronics                             4.70%           403,335
                                                                    Energy - Alternate Sources              3.48%           298,400
     The Fund's  investments in securities are carried at value.    Engineering & Construction              3.25%           279,180
     Securities  listed on an  exchange  or quoted on a national    Forest Products & Paper                 1.39%           119,000
     market system are valued at the last sales price as of 4:00    Gas                                     2.75%           235,680
     p.m.  Eastern  Time.   Other   securities   traded  in  the    Healthcare - Products                   9.60%           823,714
     over-the-counter  market and listed securities for which no    Household Products/Wares                2.45%           209,750
     sale  was  reported  on that  date are  valued  at the most    Investment Company                      4.44%           380,595
     recent   bid  price.   Securities   and  assets  for  which    Internet                                2.79%           239,750
     representative  market quotations are not readily available    Lodging                                 2.86%           245,560
     (e.g.,  if the exchange on which the portfolio  security is    Oil & Gas                               6.27%           537,625
     principally  traded  closes  early or if the trading of the    Oil & Gas Services                     13.52%         1,159,795
     particular  portfolio security is halted during the day and    Pharmaceuticals                         2.90%           248,800
     does  not  resume  prior  to the  Fund's  net  asset  value    Retail                                  2.72%           233,170
     calculation) or which cannot be accurately valued using the    Savings & Loans                         3.08%           264,570
     Fund's normal  pricing  procedures are valued at fair value    Semiconductors                          3.73%           319,650
     as determined in good faith under policies  approved by the    Software                                2.26%           193,920
     Trustees.  A portfolio  security's  "fair  value" price may    Water                                   4.31%           370,114
     differ  from the price next  available  for that  portfolio    Private Investment Company              4.44%           380,596
     security  using  the  Fund's  normal  pricing   procedures.    ----------------------------------------------------------------
     Investment   companies  are  valued  at  net  asset  value.    Total                                  90.32%       $ 7,748,104
     Instruments  with  maturities of 60 days or less are valued at amortized cost, which approximates market value.
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



ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: October 14, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust


Date:  October 14, 2005




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  October 14, 2005